Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Sep. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		£ 1,389.3		£ 1,468.8	[1]	£ 1,842.0	[1]
Amortisation and impairment of acquired intangible assets		89.1		121.5
Impairment charge on intangible assets		£ 21.6		£ 26.5		89.1
Assumed annual long-term growth rate		2.00%		3.00%
Goodwill impairment charge	£ 2,812.9	£ 2,822.9	[1]	£ 47.7	[1]	£ 176.5	[1]
Reasonably Possible Percentage increase or decreases in pre tax discount rate		1.50%
Adjustment to previously reported impairment charge	328.2
Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge	£ 2,484.7
Increase [member]
Disclosure of detailed information about intangible assets [line items]
Impact Of Changes In Pretax Discount Rate On Impairment Charges		£ 84.3
Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage increase or decreases in pre tax discount rate		12.50%
First Step [Member]
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate		0.00%		3.00%
Reasonably Possible Percentage increase or decreases in pre tax discount rate		13.50%		8.50%
Description Of Basis Of Discount Rates Applied To Cash Flow Projections		100 basis points
Second Step [Member]
Disclosure of detailed information about intangible assets [line items]
Management forecasts for a projection period		five-years
Assumed annual long-term growth rate		2.00%		3.00%
Burson Cohn Wolfe [member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage Decrease In Projected Operating Margin		0.30%
Reasonably Possible Percentage decrease In Long Term Cash Flow Growth Rate		0.30%
Amount by which unit's recoverable amount exceeds its carrying amount		£ 14.4
Burson Cohn Wolfe [member] | Increase [member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage Increase (Decrease) In Pre Tax Discount Rate		1.50%
Impact Of Changes In Pretax Discount Rate On Impairment Charges		£ 70.9
Burson Cohn Wolfe [member] | Discount Rates [member]
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.002
Landor And Fitch [member]
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount		£ 19.4
Landor And Fitch [member] | Increase [member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage Increase (Decrease) In Pre Tax Discount Rate		1.50%
Impact Of Changes In Pretax Discount Rate On Impairment Charges		£ 2.6
Landor And Fitch [member] | Discount Rates [member]
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.013
Top of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage increase or decreases in pre tax discount rate	18.60%	13.60%		13.60%				14.40%
Top of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage increase or decreases in pre tax discount rate				7.40%
Top of range [member] | CGUs With Significant Goodwill And Brands With An Indefinite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Average operating margins used in the 5-year projection period		21.30%
Bottom of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage increase or decreases in pre tax discount rate	10.80%	11.20%		4.10%				11.30%
Bottom of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Reasonably Possible Percentage increase or decreases in pre tax discount rate				6.30%
Bottom of range [member] | CGUs With Significant Goodwill And Brands With An Indefinite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Average operating margins used in the 5-year projection period		12.50%
Associates [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets		£ 0.6		£ 5.6
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		172.8		218.6
Impairment charge on intangible assets		13.5
Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		67.1		100.6
Other acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		0.6		£ 4.4
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		8.1
Public relations [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge		161.5
Global Integrated Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		16.4
Goodwill impairment charge		1,820.1
Specialist Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		5.2
Goodwill impairment charge		£ 841.3

[1]	Figures have been restated as described in the accounting policies.